Balances and transactions with related parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Balances and transactions with related parties
(9)	Balances and transactions with related parties
The following is a summary of transactions and balances of related parties for the periods ended December 31, 2019 and 2018:

Company	Country	December 31, 2019				December 31, 2018
		Receivables	Payables	Revenues	Expenses	Receivables	Payables	Revenues	Expenses
SP SYN Participações S,A,	Brasil	$—	$—	$—	$—	$—	$—	$585	$—
OceanAir Linhas Aéreas, S,A,	Brasil	2,906	2,178	6,988	26,712	6,199	1,078	23,062	58,479
Aeromantenimiento, S,A,	El Salvador	—	—	—	—	10	—	—	—
Transportadora del Meta S,A,S,	Colombia	—	448	6	4,390	13	569	19	4,781
Empresariales S,A,S,	Colombia	—	475	—	2,755	—	364	5	3,511
Global Operadora Hotelera S,A,S	Colombia	4	368	6	2,532	9	532	7	5,954
Corp Hotelera Internac,, S,A,	El Salvador	—	131	—	731	—	203	—	745
Servicios Aéreos Nacionales S,A,	Costa Rica	180	104	213	—	—	—	—	—
Turbo Leasing Corp,	Bahamas	196	—	196	—	—	—	—	—
Other		62	9	3	58	59	81	6	2

Subtotal		$3,348	$3,713	$7,412	$37,178	$6,290	$2,827	$23,684	$73,472

		Receivables	Payables			Receivables	Payables
Short–term		$3,348	$3,713			$6,290	$2,827

The Group in December 31, 2019 recognized an estimate for impairment for accounts in relation with OceanAir Linhas Aereas, S.A account receivable for $7,513, that corresponds mainly to aircraft rentals and interline charges during 2019.
As of December 31, 2019, the Group received convertible equity financing from Kingsland International Group and United Airlines in the amount of $324,000. (See note 16).
The following is a description of the nature of services provided by and to related parties. These transactions include:

Related party	Nature of Services
Corporación Hotelera Internacional S.A. Global Operadora Hotelera S.A.S.	Accommodation services for crews and employees of the Group.

Empresariales S.A.S.	Transportation services for employees of Avianca, S.A.

On December 10, 2018, Oceanair Linhas Aéreas SA, a Brazilian airline that licenses the “Avianca” brand, together with AVB Holding SA, its parent entity, filed a petition for judicial restructuring before the First Bankruptcy Court of the Central District Court of the District of State of Sao Paulo, Brazil. The judicial recovery plan was approved at a general meeting of creditors on April 5, 2019. • On April 12, 2019, judicial recovery was granted, and the judge ratified the judicial recovery plan.

OceanAir Linhas Aéreas, S.A. – in judicial reorganization ( recuperação judicial )
Swissport and Petrobras two creditors in the judicial restructuring process, filed an interlocutory appeal against the decision that ratified the judicial recovery plan and requested a court order to suspend the auction of isolated productive units (UPI); • The São Paulo State Court granted the mandate of Swissport and suspended the UPI auction until a final resolution on the appeal is pending.

Oceanair and AVB appealed against the suspension of the auction and the São Paulo State Court granted the appeal to allow Oceanair and AVB to proceed with the auction of seven UPIs, which contain airport spaces and the “Amigo Program”; • On July 10, 2019, Oceanair and AVB sold five of their seven UPIs at auction. Gol acquired 3 UPI and Latam 2 UPI.

On July 11, 2019, ANAC said it would redistribute 41 slots at Congonhas airport as of July 29.

Related party	Nature of Services

The decision of the interlocutory appeals filed by Petrobras and Swissport in relation to the approval of the judicial recovery plan was scheduled for July 29, 2019, where there was no unanimous decision and the sentence of said remedies was postponed until September. Subsequently, on September 26, 2019, the State Court of São Paulo, by majority, dismissed the interlocutory appeals, so the Oceainair and AVB bankruptcy declaration did not proceed at that time, since the list of art. 73 of the LRF is exhaustive and only allows a restrictive interpretation. Swissport and Petrobras filed new appeals that are still pending sentencing.

On the other hand, within the scope of the judicial recovery plan, the aircraft renters submitted a declaration, requesting that the resources obtained in the auction be reserved, so that DIP creditors are paid with priority.

On November 12, 2019, Oceanair submitted a statement stating that, in view of the redistribution of the slots (and the pending decision of the appeals that discuss this matter and that involve the ANAC), the payment of the auctions will be it would suspend under the plan and, therefore, the request made by the lessors would have lost the object. Therefore, as stated by Oceanair, it would be necessary to wait for the decision of the appeals involving ANAC, so that the auctions continue and only then, can the creditors be paid. On December 10, 2019, the Court of Appeals of São Paulo ruled in favor of ANAC, which decided that this entity would be able to redistribute the arrival and departure slots of Oceanair flights.

On November 12, 2019, the Judicial Administrator (trustee) submitted a petition to the Judge, opting for the bankruptcy of Oceanair and AVB, in view of the absence of commercial activities by them. On December 18, 2019, the Judge decided, among other matters, to summon Oceanair to pronounce on the recommendation of the Judicial Administrator so that the judicial recovery plan becomes a bankruptcy process. Given that the judicial branch in Brazil was in recess from December 20, 2019 until January 20, 2020, On January 27, 2020, Oceanair requested a period of 10 days to decide on the request of the Judicial Administrator. The
10-day
term that Oceanair had requested to rule on the recommendation of the judicial administrator to convert the case into bankruptcy was granted.

The Avianca group had signed several contracts with Oceanair for the provision of logistics, marketing, advertising, maintenance, training, as well as an agreement with Tampa Cargo S.A.S. since November 4, 2014, reserve capacity to obtain priority rights and a minimum cargo transport capacity guaranteed on certain flights of the airline. Such contracts to date are not valid given the current situation of Oceanair and for the most part they are not being executed, therefore, Avianca sent to Oceanair a notification of termination of the contracts, so there are no more commercial relations between the

Related party	Nature of Services
companies. Also, Avianca had signed a license agreement with Oceanair for the use of the Avianca brand in Brazil, which ended in June 2019. Additionally, Avianca leased aircraft to Oceanair (see note 33).

Turboprop Leasing Corp Servicios Aéreos Nacionales S.A	Maintenance services to Avianca Guatemala S.A and Avianca Costa Rica S.A.

Transportadora del meta S.A.S.	It provides Avianca, S.A. ground transportation services for cargo / courier shipments.
Key management personnel compensation expense
During the year ended December 31, 2019, 2018 and 2017 the short-term employee benefits for key management personnel are $22,402, $26,499 and $22,074. The Group does not have any long-term benefits including post-employment benefits, defined contribution plan, termination benefits or other long-term benefits for the key management personnel.
Following the detail for short-term compensation:

	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Salaries	$12,467	$13,791	$13,571
Bonuses	6,658	8,775	5,054
Social benefits	2,149	3,027	2,604
Loans	—	—	55
Compensation	222	73	31
Others	906	833	759

Total	$22,402	$26,499	$22,074